Foreign currency translation reserve and Other reserves - Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)		Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year			₨ 751,223		₨ 781,753		₨ 658,673
Translation difference related to foreign operations, net	$ 86		7,331		4,219		16,590
Reclassification of foreign currency translation differences on liquidation of subsidiaries to consolidated statement of income			(41)		(198)		(133)
Balance at the end of the year	9,721		830,447		751,223		781,753
Foreign currency translation reserve [member]
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year			47,261	[1]	43,255	[2]	26,850	[2]
Translation difference related to foreign operations, net			7,294		4,204
Transfer of shares pertaining to Non-controlling interests of subsidiary			(14)	[3]	0
Reclassification of foreign currency translation differences on liquidation of subsidiaries to consolidated statement of income			(41)		(198)
Balance at the end of the year	$ 638	[3]	₨ 54,500		₨ 47,261	[1]	₨ 43,255	[2]

[1]	Refer to Note 20
[2]	Refer to Note 20
[3]	Refer to Note 20